Income Taxes (Reconciliation of Statutory Tax Rate and Effective Tax Rate) (Detail)	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Statutory tax rate	31.50%	33.00%	33.60%	36.00%	38.30%
Non-deductible expenses			1.60%	16.10%	8.90%
Income tax credits			(2.00%)	(1.40%)	(2.10%)
Change in statutory tax rate			(3.30%)	(66.70%)	3.60%
Change in valuation allowances			10.70%	221.10%	365.70%
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures			(0.80%)	17.40%	0.20%
Lower tax rate applied to life and non-life insurance business in Japan			(2.30%)	(24.60%)	(31.00%)
Foreign income tax differential			(6.90%)	(79.70%)	25.70%
Adjustments to tax reserves			0.70%	(23.10%)	58.30%
Effect of equity in net income (loss) of affiliated companies			(0.00%)	0.10%	9.00%
Tax benefit related to intraperiod tax allocation				(27.20%)	(111.90%)
Impairment of goodwill related to mobile communications business				159.50%
Other			(0.20%)	(4.20%)	2.70%
Effective income tax rate			31.10%	223.30%	367.40%